Distribution Date:	08/17/26	Benchmark 2024-V11 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Attention: Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	17
			Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Historical Detail	18				lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	19		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Holder	Eightfold Real Estate Capital Fund VI, L.P.
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-2	081921AY4	5.423000%	240,000,000.00	239,933,032.58	6,467.53	1,084,297.36	0.00	0.00	1,090,764.89	239,926,565.05	30.00%	30.00%
A-3	081921AZ1	5.909000%	490,565,000.00	490,565,000.00	0.00	2,415,623.82	0.00	0.00	2,415,623.82	490,565,000.00	30.00%	30.00%
A-M	081921BC1	6.201000%	120,021,000.00	120,021,000.00	0.00	620,208.52	0.00	0.00	620,208.52	120,021,000.00	18.50%	18.50%
B	081921BD9	6.585741%	50,879,000.00	50,879,000.00	0.00	279,229.93	0.00	0.00	279,229.93	50,879,000.00	13.63%	13.63%
C	081921BE7	6.295000%	36,528,000.00	36,528,000.00	0.00	191,619.80	0.00	0.00	191,619.80	36,528,000.00	10.13%	10.13%
D	081921AC2	4.500000%	12,629,000.00	12,629,000.00	0.00	47,358.75	0.00	0.00	47,358.75	12,629,000.00	8.92%	8.91%
E-RR	081921AN8	5.250000%	19,986,000.00	19,986,000.00	0.00	87,438.75	0.00	0.00	87,438.75	19,986,000.00	7.00%	7.00%
F-RR	081921AQ1	5.250000%	20,873,000.00	20,873,000.00	0.00	91,319.38	0.00	0.00	91,319.38	20,873,000.00	5.00%	5.00%
G-RR	081921AS7	5.250000%	13,046,000.00	13,046,000.00	0.00	57,076.25	0.00	0.00	57,076.25	13,046,000.00	3.75%	3.75%
J-RR*	081921AU2	5.250000%	39,138,000.00	39,138,000.00	0.00	121,315.34	0.00	0.00	121,315.34	39,138,000.00	0.00%	0.00%
R	081921AW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,043,665,000.00	1,043,598,032.58	6,467.53	4,995,487.90	0.00	0.00	5,001,955.43	1,043,591,565.05

X-A	081921BA5	0.772637%	850,586,000.00	850,519,032.58	0.00	547,618.68	0.00	0.00	547,618.68	850,512,565.05
X-B	081921BB3	0.121503%	87,407,000.00	87,407,000.00	0.00	8,850.16	0.00	0.00	8,850.16	87,407,000.00
X-D	081921AA6	2.085741%	12,629,000.00	12,629,000.00	0.00	21,950.69	0.00	0.00	21,950.69	12,629,000.00
X-ERR	081921AE8	1.335741%	19,986,000.00	19,986,000.00	0.00	22,246.77	0.00	0.00	22,246.77	19,986,000.00
X-FRR	081921AG3	1.335741%	20,873,000.00	20,873,000.00	0.00	23,234.10	0.00	0.00	23,234.10	20,873,000.00
X-GRR	081921AJ7	1.335741%	13,046,000.00	13,046,000.00	0.00	14,521.73	0.00	0.00	14,521.73	13,046,000.00
X-JRR	081921AL2	1.335741%	39,138,000.00	39,138,000.00	0.00	43,565.19	0.00	0.00	43,565.19	39,138,000.00
Notional SubTotal			1,043,665,000.00	1,043,598,032.58	0.00	681,987.32	0.00	0.00	681,987.32	1,043,591,565.05

Deal Distribution Total					6,467.53	5,677,475.22	0.00	0.00	5,683,942.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2	081921AY4	999.72096908	0.02694804	4.51790567	0.00000000	0.00000000	0.00000000	0.00000000	4.54485371	999.69402104
A-3	081921AZ1	1,000.00000000	0.00000000	4.92416666	0.00000000	0.00000000	0.00000000	0.00000000	4.92416666	1,000.00000000
A-M	081921BC1	1,000.00000000	0.00000000	5.16750002	0.00000000	0.00000000	0.00000000	0.00000000	5.16750002	1,000.00000000
B	081921BD9	1,000.00000000	0.00000000	5.48811749	0.00000000	0.00000000	0.00000000	0.00000000	5.48811749	1,000.00000000
C	081921BE7	1,000.00000000	0.00000000	5.24583333	0.00000000	0.00000000	0.00000000	0.00000000	5.24583333	1,000.00000000
D	081921AC2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	081921AN8	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
F-RR	081921AQ1	1,000.00000000	0.00000000	4.37500024	0.00000000	0.00000000	0.00000000	0.00000000	4.37500024	1,000.00000000
G-RR	081921AS7	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
J-RR	081921AU2	1,000.00000000	0.00000000	3.09968164	1.27531836	15.86026113	0.00000000	0.00000000	3.09968164	1,000.00000000
R	081921AW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081921BA5	999.92126908	0.00000000	0.64381342	0.00000000	0.00000000	0.00000000	0.00000000	0.64381342	999.91366546
X-B	081921BB3	1,000.00000000	0.00000000	0.10125230	0.00000000	0.00000000	0.00000000	0.00000000	0.10125230	1,000.00000000
X-D	081921AA6	1,000.00000000	0.00000000	1.73811782	0.00000000	0.00000000	0.00000000	0.00000000	1.73811782	1,000.00000000
X-ERR	081921AE8	1,000.00000000	0.00000000	1.11311768	0.00000000	0.00000000	0.00000000	0.00000000	1.11311768	1,000.00000000
X-FRR	081921AG3	1,000.00000000	0.00000000	1.11311742	0.00000000	0.00000000	0.00000000	0.00000000	1.11311742	1,000.00000000
X-GRR	081921AJ7	1,000.00000000	0.00000000	1.11311743	0.00000000	0.00000000	0.00000000	0.00000000	1.11311743	1,000.00000000
X-JRR	081921AL2	1,000.00000000	0.00000000	1.11311743	0.00000000	0.00000000	0.00000000	0.00000000	1.11311743	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-2	07/01/26 - 07/30/26	30	0.00	1,084,297.36	0.00	1,084,297.36	0.00	0.00	0.00	1,084,297.36	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,415,623.82	0.00	2,415,623.82	0.00	0.00	0.00	2,415,623.82	0.00
X-A	07/01/26 - 07/30/26	30	0.00	547,618.68	0.00	547,618.68	0.00	0.00	0.00	547,618.68	0.00
X-B	07/01/26 - 07/30/26	30	0.00	8,850.16	0.00	8,850.16	0.00	0.00	0.00	8,850.16	0.00
X-D	07/01/26 - 07/30/26	30	0.00	21,950.69	0.00	21,950.69	0.00	0.00	0.00	21,950.69	0.00
A-M	07/01/26 - 07/30/26	30	0.00	620,208.52	0.00	620,208.52	0.00	0.00	0.00	620,208.52	0.00
B	07/01/26 - 07/30/26	30	0.00	279,229.93	0.00	279,229.93	0.00	0.00	0.00	279,229.93	0.00
C	07/01/26 - 07/30/26	30	0.00	191,619.80	0.00	191,619.80	0.00	0.00	0.00	191,619.80	0.00
D	07/01/26 - 07/30/26	30	0.00	47,358.75	0.00	47,358.75	0.00	0.00	0.00	47,358.75	0.00
X-ERR	07/01/26 - 07/30/26	30	0.00	22,246.77	0.00	22,246.77	0.00	0.00	0.00	22,246.77	0.00
X-FRR	07/01/26 - 07/30/26	30	0.00	23,234.10	0.00	23,234.10	0.00	0.00	0.00	23,234.10	0.00
X-GRR	07/01/26 - 07/30/26	30	0.00	14,521.73	0.00	14,521.73	0.00	0.00	0.00	14,521.73	0.00
X-JRR	07/01/26 - 07/30/26	30	0.00	43,565.19	0.00	43,565.19	0.00	0.00	0.00	43,565.19	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	87,438.75	0.00	87,438.75	0.00	0.00	0.00	87,438.75	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	91,319.38	0.00	91,319.38	0.00	0.00	0.00	91,319.38	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	57,076.25	0.00	57,076.25	0.00	0.00	0.00	57,076.25	0.00
J-RR	07/01/26 - 07/30/26	30	570,825.49	171,228.75	0.00	171,228.75	49,913.41	0.00	0.00	121,315.34	620,738.90
Totals			570,825.49	5,727,388.63	0.00	5,727,388.63	49,913.41	0.00	0.00	5,677,475.22	620,738.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,683,942.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,741,266.44	Master Servicing Fee	3,750.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,114.84
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	449.33
ARD Interest	0.00	Operating Advisor Fee	1,563.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,741,266.44	Total Fees	13,877.83

Principal		Expenses/Reimbursements
Scheduled Principal	6,467.53	Reimbursement for Interest on Advances	(18.57)
Unscheduled Principal Collections		ASER Amount	44,931.98
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,467.53	Total Expenses/Reimbursements	49,913.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,677,475.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,467.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,683,942.75
Total Funds Collected	5,747,733.97	Total Funds Distributed	5,747,733.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,043,598,032.58	1,043,598,032.58	Beginning Certificate Balance	1,043,598,032.58
(-) Scheduled Principal Collections	6,467.53	6,467.53	(-) Principal Distributions	6,467.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,043,591,565.05	1,043,591,565.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,043,598,032.58	1,043,598,032.58	Ending Certificate Balance	1,043,591,565.05
Ending Actual Collateral Balance	1,043,591,565.05	1,043,591,565.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$14,999,999 or less	9	91,673,799.05	8.78%	38	6.8080	1.417091	1.49 or less	22	669,140,000.00	64.12%	38	6.4420	1.096387
$15,000,000 to $29,999,999	9	194,962,766.00	18.68%	38	6.5587	1.601948	1.50 to 1.99	3	75,830,000.00	7.27%	38	6.6158	1.775181
$30,000,000 to $44,999,999	6	214,855,000.00	20.59%	38	6.6951	1.275241	2.00 to 2.49	7	230,421,565.05	22.08%	38	6.1413	2.258205
$45,000,000 to $59,999,999	4	200,900,000.00	19.25%	38	6.0794	1.317934	2.5 or greater	1	68,200,000.00	6.54%	39	6.4500	7.670000
$60,000,000.00 or greater	5	341,200,000.00	32.69%	38	6.1682	2.727686	Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	1,479,035.53	0.14%	39	5.5325	1.310000	Totals	62	1,043,591,565.05	100.00%	38	6.3887	1.831829
Arkansas	3	7,140,152.28	0.68%	39	5.5325	1.310000
									Property Type³
California	5	183,301,649.75	17.56%	38	6.2038	2.017985
Colorado	1	3,076,548.22	0.29%	39	5.5325	1.310000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	3	14,983,050.85	1.44%	37	5.9900	1.220000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	95,850,000.00	9.18%	39	6.3635	6.071868	Industrial	1	70,000,000.00	6.71%	39	6.1130	1.110000
Georgia	2	106,000,000.00	10.16%	38	7.0846	1.634717	Lodging	26	187,000,000.01	17.92%	38	6.0953	1.136203
Illinois	2	2,904,263.96	0.28%	39	5.5325	1.310000	Mixed Use	2	110,425,000.00	10.58%	38	6.9668	1.753407
Kentucky	1	1,427,055.84	0.14%	39	5.5325	1.310000	Mobile Home Park	1	24,000,000.00	2.30%	38	6.0800	2.290000
Massachusetts	4	23,052,966.10	2.21%	37	5.9900	1.220000	Multi-Family	7	242,350,000.00	23.22%	38	6.2363	1.312466
Michigan	1	70,000,000.00	6.71%	39	6.1130	1.110000	Office	5	173,520,000.00	16.63%	38	6.6875	4.015632
Missouri	3	5,128,477.16	0.49%	39	5.5325	1.310000	Retail	5	156,346,565.05	14.98%	39	6.5844	1.646245
Nebraska	3	5,536,954.32	0.53%	39	5.5325	1.310000	Self Storage	15	79,950,000.01	7.66%	37	6.0419	1.259268
New Jersey	5	92,935,593.22	8.91%	38	6.2886	1.379493	Totals	62	1,043,591,565.05	100.00%	38	6.3887	1.831829
New Mexico	2	26,782,944.16	2.57%	38	6.0231	2.188171
New York	5	174,950,000.00	16.76%	39	6.4382	1.327468
Ohio	1	5,070,164.27	0.49%	38	6.9000	2.120000
Oklahoma	2	2,188,274.12	0.21%	39	5.5325	1.310000
Pennsylvania	2	9,028,389.84	0.87%	37	5.9900	1.220000
South Carolina	3	31,875,080.98	3.05%	38	6.3956	1.634827
Tennessee	1	2,230,964.47	0.21%	39	5.5325	1.310000
Texas	7	113,857,868.02	10.91%	38	6.3360	1.570173
Washington	1	44,000,000.00	4.22%	38	7.1900	(1.500000)
Washington, DC	1	18,500,000.00	1.77%	39	6.8000	0.700000
West Virginia	1	2,292,131.98	0.22%	39	5.5325	1.310000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	8	296,050,000.00	28.37%	38	5.8294	1.662184	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.4999%	9	388,775,000.00	37.25%	38	6.2687	2.630509	13 months or greater	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
	6.5000% to 6.9999%	10	213,436,565.05	20.45%	39	6.7418	1.437379	Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
	7.0000% or greater	6	145,330,000.00	13.93%	38	7.3308	0.620154
	Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	33	1,043,591,565.05	100.00%	38	6.3887	1.831829	Interest Only	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829	359 or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	75,000,000.00	7.19%	38	6.3600	1.417635			No outstanding loans in this group
	12 months or less	32	968,591,565.05	92.81%	38	6.3910	1.863901
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	1,043,591,565.05	100.00%	38	6.3887	1.831829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30511371	LO	Yountville	CA	Actual/360	5.880%	318,990.00	0.00	0.00	N/A	10/06/29	--	63,000,000.00	63,000,000.00	08/06/26
1A-2	30511372				Actual/360	5.880%	151,900.00	0.00	0.00	N/A	10/06/29	--	30,000,000.00	30,000,000.00	08/06/26
2A-1	30322814	RT	Brooklyn	NY	Actual/360	6.770%	262,337.50	0.00	0.00	N/A	11/06/29	--	45,000,000.00	45,000,000.00	08/06/26
2A-2	30322815				Actual/360	6.770%	117,177.42	0.00	0.00	N/A	11/06/29	--	20,100,000.00	20,100,000.00	08/06/26
2A-3	30322816				Actual/360	6.770%	116,594.44	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/26
2A-4	30322817				Actual/360	6.770%	46,054.81	0.00	0.00	N/A	11/06/29	--	7,900,000.00	7,900,000.00	08/06/26
3	30511370	MF	Edgewater	NJ	Actual/360	6.360%	410,750.00	0.00	0.00	N/A	10/06/29	--	75,000,000.00	75,000,000.00	08/06/26
4	30511377	IN	Kalamazoo	MI	Actual/360	6.113%	368,478.06	0.00	0.00	N/A	11/06/29	--	70,000,000.00	70,000,000.00	08/06/26
5A-3	30511321	MU	Atlanta	GA	Actual/360	7.375%	158,767.36	0.00	0.00	N/A	10/06/29	--	25,000,000.00	25,000,000.00	08/06/26
5A-6-1	30511324				Actual/360	7.375%	94,584.81	0.00	0.00	N/A	10/06/29	--	14,893,617.00	14,893,617.00	08/06/26
5A-11-1	30511329				Actual/360	7.375%	94,584.81	0.00	0.00	N/A	10/06/29	--	14,893,617.00	14,893,617.00	08/06/26
5A-4-2	30511435				Actual/360	7.375%	96,611.63	0.00	0.00	N/A	10/06/29	--	15,212,766.00	15,212,766.00	08/06/26
6	30511387	OF	Plantation	FL	Actual/360	6.450%	378,794.17	0.00	0.00	N/A	11/06/29	--	68,200,000.00	68,200,000.00	08/06/26
7A-1-A	30511174	SS	Various	Various	Actual/360	5.990%	335,273.61	0.00	0.00	N/A	09/06/29	--	65,000,000.00	65,000,000.00	08/06/26
8A-1	30530339	MF	Houston	TX	Actual/360	5.893%	296,352.42	0.00	0.00	N/A	10/06/29	--	58,400,000.00	58,400,000.00	08/06/26
9A-1-C1	30322818	LO	Various	Various	Actual/360	5.533%	238,205.87	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	08/06/26
10	30511235	MF	Brooklyn	NY	Actual/360	6.230%	254,824.31	0.00	0.00	N/A	10/06/29	--	47,500,000.00	47,500,000.00	08/06/26
11	30511335	LO	Seattle	WA	Actual/360	7.190%	272,421.11	0.00	0.00	N/A	10/06/29	--	44,000,000.00	44,000,000.00	08/06/26
12	30511166	MU	Pleasanton	CA	Actual/360	6.260%	217,913.21	0.00	0.00	N/A	09/06/29	--	40,425,000.00	40,425,000.00	08/06/26
13A-1	30511364	RT	Atlanta	GA	Actual/360	6.520%	202,120.00	0.00	0.00	N/A	10/09/29	--	36,000,000.00	36,000,000.00	08/09/26
14	30530343	OF	Westlake Village	CA	Actual/360	6.802%	193,875.89	0.00	0.00	N/A	10/06/29	--	33,100,000.00	33,100,000.00	08/06/26
15A-3	30511234	OF	Dallas	TX	Actual/360	7.430%	200,451.08	0.00	0.00	N/A	10/01/29	--	31,330,000.00	31,330,000.00	08/01/26
16A-1	30530338	OF	Doral	FL	Actual/360	6.150%	146,429.79	0.00	0.00	N/A	10/06/29	--	27,650,000.00	27,650,000.00	08/06/26
17	30511279	MF	Spartanburg	SC	Actual/360	6.350%	144,903.47	0.00	0.00	N/A	10/06/29	--	26,500,000.00	26,500,000.00	07/06/26
18	30511260	MH	Various	NM	Actual/360	6.080%	125,653.33	0.00	0.00	N/A	10/06/29	--	24,000,000.00	24,000,000.00	08/06/26
19	30511373	MF	Washington	DC	Actual/360	6.800%	108,327.78	0.00	0.00	N/A	11/06/29	--	18,500,000.00	18,500,000.00	05/06/25
20	30511258	RT	New York	NY	Actual/360	5.590%	86,645.00	0.00	0.00	N/A	10/01/29	--	18,000,000.00	18,000,000.00	08/01/26
21	30511270	OF	Petaluma	CA	Actual/360	6.990%	79,693.77	0.00	0.00	N/A	10/06/29	--	13,240,000.00	13,240,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30511249	SS	New Braunfels	TX	Actual/360	6.500%	57,371.53	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	08/01/26
23	30511285	MF	New York	NY	Actual/360	6.220%	50,883.06	0.00	0.00	N/A	10/06/29	--	9,500,000.00	9,500,000.00	08/06/26
24	30511356	RT	Various	Various	Actual/360	6.900%	55,572.60	6,467.53	0.00	N/A	10/06/29	--	9,353,032.58	9,346,565.05	08/06/26
25	30511262	MF	New York	NY	Actual/360	5.917%	35,411.60	0.00	0.00	N/A	10/06/29	--	6,950,000.00	6,950,000.00	08/06/26
26	30511248	SS	San Marcos	TX	Actual/360	5.760%	23,312.00	0.00	0.00	N/A	10/06/29	--	4,700,000.00	4,700,000.00	08/06/26
Totals							5,741,266.44	6,467.53	0.00				1,043,598,032.58	1,043,591,565.05
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	13,418,744.08	14,328,401.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2	13,418,744.08	14,328,401.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	7,830,787.34	2,222,265.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	7,830,787.34	2,222,265.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	7,830,787.34	2,222,265.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	7,830,787.34	2,222,265.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,077,187.06	1,329,824.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-6-1	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-11-1	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-4-2	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	19,519,624.82	8,699,737.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1-A	8,984,854.09	8,880,605.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	7,142,715.70	7,075,860.26	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-C1	110,700,863.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,573,395.73	822,905.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,409,777.79	(886,740.68)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,329,733.17	6,607,374.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1	8,652,240.00	9,126,600.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,062,832.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-3	10,577,760.08	2,915,756.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-1	6,612,320.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,753,024.49	0.00	--	--	--	0.00	0.00	144,846.42	144,846.42	0.00	0.00
18	3,443,061.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	961,121.00	0.00	--	--	02/11/26	7,676,214.97	528,971.82	63,176.44	1,067,402.15	236,365.35	0.00
20	1,995,149.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,452,843.47	1,322,883.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	945,054.86	978,430.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	719,508.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,440,258.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	428,107.73	125,438.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	398,028.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	383,261,330.16	84,544,541.85				7,676,214.97	528,971.82	208,022.86	1,212,248.57	236,365.35	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388737%	6.373295%	38
07/17/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388741%	6.373298%	39
06/17/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388745%	6.373302%	40
05/15/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388748%	6.373305%	41
04/17/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388752%	6.373309%	42
03/17/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388755%	6.373312%	43
02/18/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388761%	6.373318%	44
01/16/26	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388764%	6.373321%	45
12/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388767%	6.373324%	46
11/18/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388770%	6.373328%	47
10/20/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388773%	6.373331%	48
09/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.388773%	6.373331%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30511279	07/06/26	0	B	144,846.42	144,846.42	0.00	26,500,000.00
19	30511373	05/06/25	14	6	63,176.44	1,067,402.15	344,945.42	18,500,000.00	02/11/25	98
Totals					208,022.86	1,212,248.57	344,945.42	45,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,043,591,565	1,025,091,565	18,500,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,043,591,565	1,025,091,565	0	0	18,500,000	0
Jul-26	1,043,598,033	1,025,098,033	0	0	18,500,000	0
Jun-26	1,043,606,246	1,025,106,246	0	0	18,500,000	0
May-26	1,043,612,626	1,025,112,626	0	0	18,500,000	0
Apr-26	1,043,620,756	1,025,120,756	0	0	18,500,000	0
Mar-26	1,043,627,051	1,025,127,051	0	0	18,500,000	0
Feb-26	1,043,638,678	1,025,138,678	0	0	18,500,000	0
Jan-26	1,043,644,868	1,025,144,868	0	0	18,500,000	0
Dec-25	1,043,651,020	1,025,151,020	0	0	18,500,000	0
Nov-25	1,043,658,930	1,025,158,930	0	0	18,500,000	0
Oct-25	1,043,665,000	1,025,165,000	0	0	18,500,000	0
Sep-25	1,043,665,000	1,025,165,000	0	0	18,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	30511373	18,500,000.00	18,500,000.00	13,100,000.00	01/07/26	905,830.00	0.70000	12/31/25	11/06/29	I/O
Totals		18,500,000.00	18,500,000.00	13,100,000.00		905,830.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	30511373	MF	DC	02/11/25	98

8/11/2026 - Loan transferred to Special Servicer on 2/14/2025 due to delinquent payments. Loan is due for the 12/6/2024 payment. Borrower stated that at time of origination, the Property was 100% leased but not 100% occupied due to multiple units still ne eding to be inspected and approved by the veteran administration as well as the elevator not being operable. Tenants started moving into the Property in December 2024 and the Property currently has 32 units occupied out of 37

(86% occ). Borrower and Loan Guarantor triggered full recourse pursuant to the Loan Agreement due to failure to pay the first four (4) consecutive Monthly Payments following the closing of the Loan. Counsel was retained and Lender is moving forward with an appointment of Receiver. T he Property is a Class A midrise apartment building totaling 37 units in Washington, DC built in 2024. The subject is part of the HUD-VASH Program, a partnership between the U.S Department of

Housing and Urban Development (HUD) and the Department of Veter an Affairs. The subject is leased to veterans for three-year terms using tenant vouchers issued by the HUD-VASH program. Initial hearing is scheduled for June 5, 2026.

Lender was awarded a receiver at the hearing and the receiver is working to get up tos peed at the property including building the rent roll and security on site.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	5,000.00	0.00	0.00	44,931.98	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(18.57)	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	44,931.98	0.00	0.00	(18.57)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,913.41

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Supplemental Notes
None

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